Consolidated Balance Sheets (Parentheticals) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement of Financial Position [Abstract]
Accumulated depreciation on equipment	$ 146
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	12,367,889	11,327,302	7,640,000
Common stock, shares outstanding	12,367,889	11,327,302	7,640,000